Investments	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Investments
2.	Investments
Held-to-maturity debt securities included in short-term investments in the accompanying consolidated balance sheet were ¥2,164 million at December 31, 2021. There were no held-to-maturity debt securities as of December 31, 2020.
Held-to-maturity debt securities included in short-term investments at December 31, 2021 are as follows:

	Carrying amount	Estimated fair value	Difference

	(Millions of yen)
Due within one year	2,164	2,167	3
There were no available-for-sale debt securities included in short-term investments and investments at December 31, 2021 and 2020, respectively.
The unrealized and realized gains and losses related to equity securities for the years ended December 31, 2021, 2020 and 2019 are as follows:

	Years ended December 31
	2021	2020	2019

	(Millions of yen)
Net gains and (losses) recognized during the period on equity securities	8,958	1,959	2,148
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	467	477	(76)

Unrealized gains and (losses) recognized during the period on equity securities still held at December 31	8,491	1,482	2,224

The carrying amount of
non-marketable
equity securities without readily determinable fair value totaled ¥6,661 million and ¥8,559 million at December 31, 2021 and 2020, respectively. The impairment or other adjustments resulting from observable price changes recorded during the years ended December 31, 2021 and 2020 were not significant.

Time deposits with original maturities of more than three months are ¥1,213 million and ¥71 million at December 31, 2021 and 2020, respectively, and are included in short-term investments in the accompanying consolidated balance sheets.
Investments in affiliated companies accounted for by the equity method are as follows:

	Years ended December 31
	2021 Ownership percentage	2021	2020

	(Millions of yen, except percentage data)
Canon Korea Inc.	50%	11,627	10,719
Others	—	10,398	8,915

	—	22,025	19,634

The difference between the carrying amount of investment in each affiliate and Canon’s share of its net assets is immaterial.
Canon’s share of the net earnings in affiliated companies accounted for by the equity method, included in other income (deductions), were earnings of ¥1,396 million for the year ended December 31, 2021, and losses of ¥994 million and ¥311 million for the years ended December 31, 2020 and 2019, respectively.